Provision for contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule Of Nature And Movement Of The Liabilities	The amount, nature and the movement of the liabilities is summarized as follows:

	Civil	Labor	Total
Balance at December 31, 2017	425	61	486
Additions	840	203	1,043
Reversals	(252)	(13)	(265)
Payments	(22)	—	(22)

Balance at December 31, 2018	991	251	1,242

Additions	10,303	1,810	12,113
Reversals	(1,848)	(1,025)	(2,873)
Interests	142	38	180
Payments	(712)	(386)	(1,098)

Balance at December 31, 2019	8,876	688	9,564

Schedule of Nature of Liabilities
The Group has the following civil and labor litigation involving risks of loss assessed by management as possible, based on the evaluation of the legal advisors, for which no provision for estimated possible losses was recognized:

	2019	2018
Civil	59,206	50,473
Labor	4,145	4,348

Total	63,351	54,821